Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of reconciliation of revenue and net long-lived assets by geographic area
We attribute revenues from external customers to individual countries based on the location of our delivery centres or where the services were provided from.

Years Ended December 31 (millions)	2024	2023	2022
United States	$455	$520	$401
Philippines	437	466	448
Canada	280	268	217
Guatemala	285	261	224
Germany	201	221	275
El Salvador	178	169	140
Spain	132	149	127
Bulgaria	124	127	129
India	131	120	99
Other	435	407	408
	$2,658	$2,708	$2,468